EARNINGS PER SHARE (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Share Options [Member]	Dec. 31, 2011 Share Options [Member]	Dec. 31, 2010 Share Options [Member]
EARNINGS PER SHARE [Abstract]
Net income (loss) attributable to 7 Days Group Holdings Limited ordinary shareholders	$ 28,257	176,045	128,886	117,691
Potentially dilutive securities	2,251,938	2,251,938	7,331,267	2,566,411
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities					5,511,651		3,667,760